EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Schedule of Amounts Recognized in Balance Sheet and Income Statement [Table Text Block]
The following tables set forth information concerning amounts recognized in First Financial's Consolidated Balance Sheets and Consolidated Statements of Income related to the Company's pension plan:

	December 31,
(Dollars in thousands)	2018	2017
Change in benefit obligation
Benefit obligation at beginning of year	$71,154	$62,729
Service cost	6,501	4,894
Interest cost	2,394	2,325
Actuarial (gain) loss	(4,032)	6,107
Benefits paid, excluding settlement	(7,731)	(4,901)
Benefit obligation at end of year	68,286	71,154

Change in plan assets
Fair value of plan assets at beginning of year	144,349	131,011
Actual return on plan assets	(6,540)	18,239
Benefits paid, excluding settlement	(7,731)	(4,901)
Fair value of plan assets at end of year	130,078	144,349

Amounts recognized in the Consolidated Balance Sheets
Assets	61,792	73,195
Liabilities	0	0
Net amount recognized	$61,792	$73,195

Amounts recognized in accumulated other comprehensive income (loss)
Net actuarial loss	$43,711	$33,580
Net prior service cost	(1,508)	(1,921)
Deferred tax assets	(9,613)	(12,028)
Net amount recognized	$32,590	$19,631

Change in accumulated other comprehensive income (loss)	$12,959	$(3,172)

Accumulated benefit obligation	$66,320	$69,678

Schedule of Components of Net Periodic Benefit Cost [Table Text Block]

Components of net periodic benefit cost
	December 31,
(Dollars in thousands)	2018	2017	2016
Service cost	$6,501	$4,894	$5,034
Interest cost	2,394	2,325	2,262
Expected return on assets	(9,811)	(9,358)	(9,644)
Amortization of prior service cost	(413)	(413)	(413)
Recognized net actuarial loss	2,188	1,924	1,608
Net periodic benefit (income) cost	859	(628)	(1,153)

Other changes recognized in accumulated other comprehensive income (loss)
Net actuarial (gain) loss	12,319	(2,775)	(884)
Prior service cost	0	0	0
Amortization of prior service cost	413	413	413
Amortization of gain	(2,188)	(1,924)	(1,608)
Total recognized in accumulated other comprehensive income (loss)	10,544	(4,286)	(2,079)
Total recognized in net periodic benefit cost and accumulated other comprehensive income (loss)	$11,403	$(4,914)	$(3,232)

Amount expected to be recognized in net periodic pension expense in the coming year
Amortization of (gain) loss	$1,867	$2,090	$1,754
Amortization of prior service credit	(413)	(413)	(413)

Schedule of Assumptions Used [Table Text Block]

Pension plan assumptions
	December 31,
	2018	2017	2016
Benefit obligations
Discount rate	4.31%	3.43%	3.88%
Rate of compensation increase	3.50%	3.50%	3.50%

Net periodic benefit cost
Discount rate	3.43%	3.88%	4.05%
Expected return on plan assets	7.25%	7.25%	7.50%
Rate of compensation increase	3.50%	3.50%	3.50%

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
The fair value of the plan assets as of December 31, 2018 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$216	$216	$0	$0
U. S. Government agencies	8,053	0	8,053	0
Fixed income mutual funds	74,453	74,453	0	0
Equity mutual funds	47,356	47,356	0	0
Total	$130,078	$122,025	$8,053	$0

The fair value of the plan assets as of December 31, 2017 by asset category is shown in the table that follows:

	Fair Value Measurements
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Asset Category
Cash	$175	$175	$0	$0
U. S. Government agencies	6,853	0	6,853	0
Fixed income mutual funds	69,154	69,154	0	0
Equity mutual funds	68,167	68,167	0	0
Total	$144,349	$137,496	$6,853	$0

Schedule of Expected Benefit Payments [Table Text Block]	The following benefit payments, which reflect expected future service, are expected to be paid:

(Dollars in thousands)
2019	$4,396
2020	5,280
2021	5,229
2022	4,739
2023	4,917
Thereafter	29,948